UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999

Check her if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kunath Karren Rinne & Atkin, Inc.
Address:	1000 Second Avenue, Suite 4000
		Seattle, WA  98104-1054

13 F File Number:   28-2275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of the form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Pamela L. Klute
Title:		Client Relations
Phone:		206-621-7400

Signature, Place, and Date of Signing:

Pamela L. Klute	Seattle, Washington		May 5, 1999


Report Type (Check only one.):

[ X ]		13F 	HOLDINGS REPORT.

[   ] 		13F NOTICE.

[   ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:		$35,491,113





List of Other Included Managers:

No.	13F File Number		Name










Title



Inv
est
men
t
Dis
cre
tio
n



Voti
ng
Auth
orit
y



of



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---
---
---
---



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----
----
----
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----
----
----
--


Security
Class
CUSIP
Market
Value
Qua
nti
ty
Sol
e
Sh
ar
e
Ot
he
r
Mana
gers
Sole
Shar
e
None












ACXIOM CORP
COM
00512510
9
358280
135
20
x





1352
0
ADAC LABS
COM
00531320
0
153554
112
70
x





1127
0
ALBERTSON'S
COM
01310410
4
1415375
260
00
x





2600
0
AMERICAN EXPRESS
COM
02581610
9
1221067
103
70
x





1037
0
ANHEUSER BUSCH
COM
03522910
3
1476825
194
00
x





1940
0
ARCHER DANIELS
MIDLAND
COM
03948310
2
515384
350
90
x





3509
0
AT&T CORP
COM
00195710
9
1396719
175
00
x





1750
0
BAXTER INT'L INC
COM
07181310
9
719400
109
00
x





1090
0
BIOMET
COM
09061310
0
580834
138
50
x





1385
0
CARNIVAL CORP
COM
14365810
2
1405884
289
50
x





2895
0
CELL THERAPEUTICS
COM
15093410
7
256200
732
00
x





7320
0
COMAIR HOLDINGS
COM
19978910
8
397963
168
45
x





1684
5
COORS ADOLPH CO
COM
21701610
4
237600
440
0
x





4400
E.W.BLANCH
COM
09321010
2
202125
385
0
x





3850
ECI TELECOM.
ORD
26825810
0
446250
127
50
x





1275
0
EMERITUS CORP
COM
29100510
6
313000
313
00
x





3130
0
FEDERAL NATL MTG
COM
31358610
9
1220185
176
20
x





1762
0
FLOW INTL CORP
COM
34346810
4
142200
144
00
x





1440
0
FOOD LION CLASS A
CLASS A
34477520
0
373647
406
00
x





4060
0
GENERAL ELEC CO
COM
36960410
3
509981
461
0
x





4610
GENERAL MOTORS
COM
37044210
5
852600
980
0
x





9800
HANNAFORD BROS.
COM
41055010
7
281258
619
0
x





6190
HARLEY DAVIDSON
COM
41282210
8
341381
595
0
x





5950
ILLINOIS TOOL WKS
COM
45230810
9
655875
106
00
x





1060
0
JEFFERSON PILOT
COM
47507010
8
582650
860
0
x





8600
KAYDON CORP
COM
48616895
7
367506
127
00
x





1270
0
LABOR READY
COM
50540120
8
523545
200
40
x





2004
0
MACDERMID INC.
COM
55427310
2
381797
112
50
x





1125
0
MAYTAG
COM
57859210
7
545186
903
0
x





9030
MBNA CORP
COM
55262L10
0
1109591
464
75
x





4647
5
MC DONALD'S
COM
58013510
1
1450000
320
00
x





3200
0
MCGRAW-HILL
COM
58064510
9
545000
100
00
x





1000
0
MERCK & CO INC
COM
COM
58933110
7
801250
100
00
x





1000
0
MICROSOFT CORP
COM
59491810
4
241987
270
0
x





2700
PATTERSON DENTL
COM
70341210
6
249552
577
0
x





5770
PHILIP MORRIS COS
COM
71815410
7
780987
221
95
x





2219
5
REGIS CORP
COM
75893210
7
271575
102
00
x





1020
0
ROYAL DUTCH PETE
NY REG
GLD 1.25
78025780
4
689000
132
50
x





1325
0
SBC COMMUNIC.
COM
78387g10
3
1298128
275
10
x





2751
0
SCHERING PLOUGH
CORP COM
COM
80660510
1
282880
512
0
x





5120
SHAW INDUSTRIES
COM
82028610
2
782735
423
10
x





4231
0
SLM HOLDING CORP
COM
78442a10
9
488057
116
90
x





1169
0
SOUTHWEST AIR
COM
84474110
8
491562
162
50
x





1625
0
SUN MICROSYS.
COM
86681010
4
919209
735
0
x





7350
TJX CORP
COM
87254010
9
1638800
482
00
x





4820
0
TYCO INT'L.
COM
90212410
6
1363250
190
00
x





1900
0
UNITED RENTALS
COM
91136310
9
473100
166
00
x





1660
0
VETERINARY
CENTERS OF AMER.
COM
92551410
1
267669
189
50
x





1895
0
VF CORP
COM
91820410
8
517750
109
00
x





1090
0
VISIO CORP
COM
92791410
1
263531
937
0
x





9370
VULCAN MATERIALS
COM
92916010
9
493684
119
50
x





1195
0
WASTE MGMT.
COM
94106k10
1
960053
216
35
x





2163
5
YPF S.A. - ADR
SPONSORED
ADR
98424510
0
1021362
323
60
x





3236
0
ZEBRA TECH
COM
98920710
5
216125
910
0
x





9100



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--------








GRAND TOTAL


35491113








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